REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables				₽ 35,019	₽ 28,097
Contract assets				149	105
Total assets				35,168	28,202
Less current portion				(31,611)	(28,192)
Total non-current assets				3,557	10
Contract liabilities	₽ (21,307)	₽ (22,155)	₽ (18,461)	(21,307)	(22,155)
Less current portion				20,718	21,597
Total non-current liabilities				(589)	(558)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(22,155)	(18,461)
Revenue recognised that was included in the contract liability balance at the beginning of the period	19,951		10,999
Increase due to cash payment, excluding amount recognised as revenue during the period	(22,659)	(14,390)
Disposal of VF Ukraine	3,556
Business combinations		(303)
Contract liabilities at end of period	(21,307)	(22,155)	₽ (18,461)
2020-2025
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				16,942
Mobile telecommunication services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	18,849
Mobile telecommunication services | 2020
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	18,260
Mobile telecommunication services | 2021-2025
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	581
Mobile telecommunication services | 2026-2030
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	8
Telecommunication services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				6,654
Telecommunication services | 2020
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				2,398
Telecommunication services | 2021-2025
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				3,986
Telecommunication services | 2026-2030
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				151
Telecommunication services | After 2030
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				119
Mobile and fixed telecommunication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(18,849)	(20,094)		(18,849)	(20,094)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(20,094)
Contract liabilities at end of period	(18,849)	(20,094)
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(2,115)	(1,741)		(2,115)	(1,741)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(1,741)
Contract liabilities at end of period	(2,115)	(1,741)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	2,115
Other services | 2020
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	2,115
Loyalty programme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(343)	(320)		(343)	₽ (320)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(320)
Contract liabilities at end of period	(343)	₽ (320)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	343
Loyalty programme | 2020
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	₽ 343
Integration services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				355
Integration services | 2020
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				174
Integration services | 2021-2025
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				181
Sale of goods
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				4,943
Sale of goods | 2020
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				2,026
Sale of goods | 2021-2025
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				₽ 2,917